SHORT-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	$ 16,630	$ 49,887
Bank of Shanghai
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt		21,817
Bank of Beijing
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	718	20,798
East West Bank
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	9,182
Others
SHORT-TERM DEBT AND LONG-TERM DEBT
Short-term debt	$ 6,730	$ 7,272